UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Operating revenues
Contract revenues		$ 385.6	$ 339.6	$ 771.5	$ 600.2
Reimbursable revenues		8.9	6.7	19.0	21.4
Other revenues	[1]	22.7	0.0	27.4	0.0
Total operating revenues		417.2	346.3	817.9	621.6
Operating expenses
Vessel and rig operating expenses	[1]	122.0	107.9	240.5	192.2
Amortization of favorable contracts		12.9	0.0	24.1	0.0
Reimbursable expenses		7.2	6.1	16.4	20.4
Depreciation and amortization		57.7	54.9	115.2	94.6
General and administrative expenses	[1]	11.9	8.8	25.5	22.2
Total operating expenses		211.7	177.7	421.7	329.4
Operating income		205.5	168.6	396.2	292.2
Financial and other items
Interest income		5.2	1.0	6.2	1.9
Interest expense	[1]	(42.5)	(37.6)	(94.5)	(66.2)
Gain / (Loss) on derivative financial instruments	[1]	18.3	(27.8)	(33.6)	(77.0)
Foreign currency exchange (loss) / gain		(0.7)	(0.4)	(3.3)	0.7
Gain on bargain purchase	[1]	39.6	0.0	39.6	0.0
Total financial and other items		19.9	(64.8)	(85.6)	(140.6)
Income before income taxes		225.4	103.8	310.6	151.6
Income taxes		(32.9)	(9.5)	(47.2)	(13.5)
Net income		192.5	94.3	263.4	138.1
Net income attributable to Seadrill Partners LLC members		101.3	31.2	139.5	51.0
Net income attributable to the non-controlling interest		$ 91.2	$ 63.1	$ 123.9	$ 87.1
Common Unitholders
Earnings per unit (basic and diluted)
Earnings per unit (basic and diluted) ( (in US dollars per share)		$ 0.82	$ 0.44	$ 1.30	$ 0.96
Subordinated Unitholders
Earnings per unit (basic and diluted)
Earnings per unit (basic and diluted) ( (in US dollars per share)		$ 0.82	$ 0.31	$ 1.30	$ 0.00

[1]	Includes transactions with related parties. Refer to Note 9 - Related Party Transactions.